Inventory	12 Months Ended
Dec. 31, 2022
Inventory
Inventory

5.    Inventory

	December 31,	December 31,
	2021	2022
Raw materials	1,008,348	2,974,125
Work in process	3,915	170,995
Finished Goods	826,011	4,685,790
Merchandise	220,931	510,143
Less: inventory provision	(2,853)	(149,667)
Total	2,056,352	8,191,386

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at the Group’s sales and service center locations and charging piles.

Merchandise includes accessories and branded merchandise which can be redeemed by customer loyalty program.

Inventory write-downs recorded in cost of sales for the years ended December 31, 2020, 2021 and 2022 were RMB5,803, RMB1,105 and RMB148,729, respectively.